Retirement benefits - Funded Status of Gratuity Plan and Amounts Recognized in Bank's Financial Statements (Detail) - Gratuity ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)		Mar. 31, 2026 USD ($)		Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2026 USD ($)
Change in benefit obligations:
Projected benefit obligation ("PBO"), beginning of the period	₨ 21,377.2		$ 227.8		₨ 17,591.9
Service cost	3,717.2		39.6		3,213.5	₨ 1,968.8
Interest cost	1,551.2		16.5		1,313.5	981.3
Past service cost	9,564.8	[1]	101.9	[1]	0.0
(Gains)/Losses on Curtailment	(223.6)		(2.4)		0.0
Actuarial(gains)/ losses	(1,273.0)		(13.6)		611.7
Benefits paid	(1,216.1)		(13.0)		(1,353.4)
Projected benefit obligation, end of the period	33,497.7		356.8		21,377.2	17,591.9
Change in plan assets:
Fair value of plan assets, beginning of the period	20,230.0		215.6		18,951.8
Expected return on plan assets	1,340.3		14.3		1,283.4	1,036.1
Actuarial gains/(losses)	(1,234.9)		(13.2)		237.5
Actual return on plan assets	105.4		1.1		1,520.9
Employer contributions	1,988.4		21.2		1,010.2
Benefits paid	(1,063.5)		(11.3)		(1,252.9)
Fair value of plan assets, end of the period	21,260.3		$ 226.6		20,230.0	₨ 18,951.8
Funded Status	₨ (12,237.4)				₨ (1,147.2)		$ (130.2)

[1]	On November 21, 2025, the Government of India notified four labour codes - the Code on Wages, 2019, the Industrial Relations Code, 2020, the Code on Social Security, 2020, and the Occupational Safety, Health and Working Conditions Code, 2020, collectively referred to as the ‘New Labour Codes’. The financial impact arising from these regulatory changes has been accounted for.